Schedule of Investments (unaudited)
September 30, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	204	—
Total Asset-Backed Securities — 0.0% (Cost: $52,660)		—
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.8%
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 7.45%, 08/15/39(b)(c)	135	135,465
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. Term SOFR + 1.69%), 6.79%, 03/15/40(b)(c)	500	498,753
BSST Mortgage Trust, Series 2021-SSCP, Class A, (1- mo. Term SOFR + 0.86%), 5.96%, 04/15/36(b)(c)	241	238,783
BX Trust, Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.26%, 08/15/39(b)(c)	736	736,101
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 6.01%, 10/12/40(b)(c)	340	351,467
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.67%, 11/15/51(c)	1,910	33,510
CSRO Trust, Series 2023, Class A, 7.12%, 07/12/40	177	188,031
GS Mortgage Securities Corp. Trust(b)(c)
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.29%, 08/15/39	560	560,175
Series 2023-FUN, Class A, (1-mo. Term SOFR + 2.09%), 7.19%, 03/15/28	280	280,525
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	601,507
ORL Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.35%), 7.45%, 10/19/36(b)(c)	445	445,433
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.19%, 08/17/36(b)	583	566,418
Series 2018-C44, Class XA, 0.87%, 05/15/51	4,673	97,078
		4,733,246
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	113	19,419
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	17,412	2
		19,421
Principal Only Collateralized Mortgage Obligations(d) — 0.0%
CHL Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 0.00%, 09/25/23	1	1,036
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	83	60,056
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 0.00%, 11/25/35	44	25,180
		86,272
Total Non-Agency Mortgage-Backed Securities — 1.8% (Cost: $4,800,525)		4,838,939
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.9%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000	10,492,766
Security	Par (000)	Value
Collateralized Mortgage Obligations — 64.8%
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	$1,575	$ 1,712,123
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 3.52%, 08/25/35(c)	26	26,995
Series 2010-134, Class DB, 4.50%, 12/25/40	5,295	5,357,139
Series 2010-136, Class CY, 4.00%, 12/25/40	2,636	2,609,580
Series 2010-47, Class JB, 5.00%, 05/25/30	1,395	1,419,596
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351	13,921,260
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,338	3,254,262
Series 2011-99, Class CB, 4.50%, 10/25/41	25,800	26,095,642
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,519,990
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	6,594,950
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 0.94%, 05/25/48(c)	3,825	3,500,727
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	1,971,495
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,095,820
Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 6.68%, 11/25/53(c)	243	245,996
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 6.38%, 07/25/54(c)	695	697,783
Series 2024-54, Class FD, (30-day Avg SOFR + 1.25%), 6.53%, 08/25/54(c)	691	696,350
Series 5443, Class FA, (30-day Avg SOFR + 1.20%), 6.48%, 08/25/54(c)	959	965,081
Series 5444, Class FC, (30-day Avg SOFR + 1.12%), 6.40%, 08/25/54(c)	2,455	2,464,986
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	173	182,568
Series 2731, Class ZA, 4.50%, 01/15/34	1,187	1,196,643
Series 2927, Class BZ, 5.50%, 02/15/35	1,056	1,091,605
Series 3745, Class ZA, 4.00%, 10/15/40	1,239	1,203,650
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,930,525
Series 3780, Class ZA, 4.00%, 12/15/40	3,106	3,050,663
Series 3856, Class PB, 5.00%, 05/15/41	5,725	5,942,498
Series 3963, Class JB, 4.50%, 11/15/41	452	457,520
Series 4016, Class BX, 4.00%, 09/15/41	15,408	14,955,040
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,407,645
Series 4299, Class JY, 4.00%, 01/15/44	1,000	959,754
Series 4384, Class LB, 3.50%, 08/15/43	3,233	3,174,176
Series 4615, Class LB, 4.50%, 09/15/41	6,951	7,009,654
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,947,734
Series 4774, Class L, 4.50%, 03/15/48	4,671	4,604,446
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,013,905
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,835,909
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	447	436,620
Series 2018-4, Class MA, 3.50%, 03/25/58	2,612	2,536,982
Series 2019-1, Class MA, 3.50%, 07/25/58	824	799,672
Series 2019-2, Class MA, 3.50%, 08/26/58	334	323,087
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	30	30,444
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,727	6,540,599
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,725	4,653,507
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,052	8,630,420
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,575	5,891,656
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,531	3,730,976
		174,687,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities(c) — 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 1.01%, 06/25/29	$1,389	$ 48,164
Series K104, Class X1, 1.23%, 01/25/30	1,324	63,232
Series K105, Class X1, 1.64%, 01/25/30	1,810	119,218
Series K107, Class X1, 1.71%, 01/25/30	1,213	84,378
Series K109, Class X1, 1.69%, 04/25/30	931	65,551
Series K110, Class X1, 1.81%, 04/25/30	391	28,765
Series K113, Class X1, 1.48%, 06/25/30	1,587	100,487
Series K115, Class X1, 1.42%, 06/25/30	1,939	119,514
Series K120, Class X1, 1.13%, 10/25/30	3,857	190,142
Series K122, Class X1, 0.97%, 11/25/30	1,655	70,583
Ginnie Mae
Series 2013-63, Class IO, 0.78%, 09/16/51	3,070	79,201
Series 2014-169, Class IO, 0.60%, 10/16/56	11,907	262,336
		1,231,571
Interest Only Collateralized Mortgage Obligations — 12.2%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	21	813
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 1.21%, 05/25/36(c)	1,839	193,650
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 0.61%, 12/25/41(c)	10,765	1,540,825
Series 2013-10, Class PI, 3.00%, 02/25/43	3,331	377,553
Series 2013-45, Class EI, 4.00%, 04/25/43	1,195	101,604
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 0.86%, 09/25/45(c)	8,241	803,388
Series 2020-12, Class JI, 4.50%, 03/25/50	6,512	1,406,159
Series 2021-23, Class CI, 3.50%, 07/25/46	16,539	3,049,345
Series 2021-26, Class AI, 3.50%, 05/25/50	23,937	4,531,397
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	508	11,105
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 0.54%, 09/15/41(c)	13,926	1,713,020
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 0.54%, 11/15/41(c)	8,165	1,068,919
Series 4026, Class IO, 4.50%, 04/15/32	463	31,404
Series 4119, Class SC, (30-day Avg SOFR + 6.04%), 0.69%, 10/15/42(c)	194	25,515
Series 4706, Class IG, 4.00%, 07/15/47	12,008	2,361,308
Series 5013, Class JI, 4.00%, 09/25/50	17,310	3,585,815
Series 5083, Class IN, 4.50%, 07/25/32	9,770	815,791
Series 5116B, Class CI, 3.00%, 06/25/51	17,473	2,417,630
Series 5138, Class IP, 3.00%, 04/25/51	16,182	2,771,841
Ginnie Mae
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.26%, 12/16/39(c)	312	30,654
Series 2011-52, Class MJ, (1-mo. Term SOFR + 6.54%), 1.57%, 04/20/41(c)	2,083	146,609
Series 2012-97, Class JS, (1-mo. Term SOFR + 6.14%), 1.04%, 08/16/42(c)	2,898	139,997
Series 2017-101, Class SL, (1-mo. Term SOFR + 6.09%), 1.12%, 07/20/47(c)	7,508	1,079,439
Series 2022-10, Class IT, 3.50%, 01/20/52	11,084	1,674,534
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae (continued)
Series 2022-60, Class IH, 2.50%, 02/20/51	$21,671	$ 2,931,575
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	4,094	4
		32,809,894
Mortgage-Backed Securities — 55.3%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(f)	28,193	27,352,479
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39(f)	3,636	3,757,561
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27	4	4,367
5.00%, 10/20/39	864	886,086
Uniform Mortgage-Backed Securities
5.50%, 02/01/33 - 10/01/39	2,783	2,870,140
5.00%, 06/01/33 - 11/14/54(f)(g)	26,140	26,377,646
6.50%, 10/01/38 - 10/01/39	968	1,014,643
2.50%, 10/17/39(g)	180	168,707
4.00%, 01/01/41 - 10/01/52(f)	32,441	31,446,595
4.50%, 04/01/41 - 10/15/54(f)(g)	19,069	18,818,018
3.00%, 10/15/54(g)	36,600	32,845,598
3.50%, 10/15/54(g)	3,664	3,411,798
		148,953,638
Principal Only Collateralized Mortgage Obligations(d) — 2.0%
Fannie Mae Interest Strip
Series 337, Class 1, 0.01%, 07/25/33	1,504	1,305,329
Series 397, Class 1, 0.01%, 09/25/39	1,907	1,522,906
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	12	11,169
Fannie Mae REMICS
Series 2002-13, Class PR, 0.01%, 03/25/32	14	13,068
Series 2011-90, Class AO, 0.01%, 09/25/41	3,200	2,515,065
		5,367,537
Total U.S. Government Sponsored Agency Securities — 138.6% (Cost: $398,897,520)		373,543,079
Total Long-Term Investments — 140.4% (Cost: $403,750,705)		378,382,018
Short-Term Securities
Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 4.85%, 10/01/24 (Purchased on 09/30/2024 to be repurchased at $745,162, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $751,976, respectively)	763	763,403

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(h)(i)	3,365,380	$ 3,365,380
Total Short-Term Securities — 1.6% (Cost: $4,128,783)		4,128,783
Total Investments Before Borrowed Bonds and TBA Sale Commitments — 142.0% (Cost: $407,879,488)		382,510,801

Par (000)
Borrowed Bonds
U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(j)	$(917)	(751,976)
Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(751,976)
TBA Sale Commitments
Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 5.00%, 10/15/54(g)	(300)	(299,801)
Total TBA Sale Commitments — (0.1)% (Proceeds: $(300,334))		(299,801)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 141.6% (Cost: $406,736,807)		381,459,024
Liabilities in Excess of Other Assets — (41.6)%		(111,982,206)
Net Assets — 100.0%		$ 269,476,818

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,494,937	$ —	$ (4,129,557)(a)	$ —	$ —	$ 3,365,380	3,365,380	$ 146,044	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.24%	09/13/24	10/15/24	$ 3,654,770	$ 3,664,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,555,994	5,568,125	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,300,832	5,312,406	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,635,856	5,648,161	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,345,149	5,356,819	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.24%	09/13/24	10/15/24	$ 18,417,554	$ 18,457,765	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	4,178,103	4,187,225	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	8,282,290	8,300,373	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,781,859	5,794,482	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	3,813,586	3,821,912	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	5,382,381	5,394,133	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 71,348,374	$ 71,506,174

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	259	12/19/24	$ 29,623	$ 105,071
5-Year U.S. Treasury Note	80	12/31/24	8,796	2,702
				107,773
Short Contracts
10-Year U.S. Ultra Long Treasury Note	156	12/19/24	18,479	(27,585)
U.S. Long Bond	132	12/19/24	16,413	64,229
2-Year U.S. Treasury Note	90	12/31/24	18,745	(44,332)
				(7,688)
				$ 100,085
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.96%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$ (6,513)	$ (7)	$ (6,506)
0.18%	Quarterly	1-Day FEDL, 4.83%	Quarterly	N/A	10/21/25	USD	137	6,441	6	6,435
								$ (72)	$ (1)	$ (71)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	4,838,937	2	4,838,939
U.S. Government Sponsored Agency Securities	—	373,543,079	—	373,543,079
Short-Term Securities
Borrowed Bond Agreement	—	763,403	—	763,403
Money Market Funds	3,365,380	—	—	3,365,380
Liabilities
Investments
Borrowed Bonds	—	(751,976)	—	(751,976)
TBA Sale Commitments	—	(299,801)	—	(299,801)
	$3,365,380	$378,093,642	$2	$381,459,024
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 172,002	$ 6,435	$ —	$ 178,437
Liabilities
Interest Rate Contracts	(71,917)	(6,506)	—	(78,423)
	$100,085	$(71)	$—	$100,014

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $71,506,174 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
FEDL	Fed Funds Effective Rate
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced
Schedule of Investments